Financial Instruments	6 Months Ended
Jun. 30, 2016
Investments, All Other Investments [Abstract]
Financial Instruments

Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 4 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2015. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2016		December 31, 2015
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	409,248	409,248	318,993	318,993
Logitel contingent consideration (see below)	Level 3	—	—	(14,830)	(14,830)
Derivative instruments (note 9)
Interest rate swap agreements	Level 2	(338,447)	(338,447)	(235,998)	(235,998)
Cross currency swap agreements	Level 2	(144,607)	(144,607)	(183,327)	(183,327)
Foreign currency forward contracts	Level 2	(2,195)	(2,195)	(11,509)	(11,509)

Non-Recurring:
Vessels held for sale (note 14)	Level 2	—	—	55,450	55,450
Vessels and equipment (note 14)	Level 2	—	—	100,600	100,600

Other:
Long-term debt - public (note 6)	Level 1	(577,268)	(490,954)	(620,746)	(473,729)
Long-term debt - non-public (note 6)	Level 2	(2,663,963)	(2,579,967)	(2,743,128)	(2,783,597)

Contingent consideration liability – In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel Offshore Holding AS (or Logitel), a Norway-based company focused on high-end Units for Maintenance and Safety (or UMS), from Cefront Technology AS (or Cefront) for $4.0 million. The Partnership paid the purchase price in cash at closing, plus an additional amount of up to $27.6 million, depending on certain performance criteria.

During the second quarter of 2016, the Partnership canceled the UMS construction contracts for its two remaining UMS newbuildings. This is expected to eliminate any future contingent consideration payments. Consequently, the contingent liability was reversed in the second quarter of 2016. The gain associated with this reversal is included in other (expense) income - net on the Partnership's consolidated statements of loss for the three and six months ended June 30, 2016.

Changes in the estimated fair value of the Partnership’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the three and six months ended June 30, 2016 and 2015 are as follows:

	Three Months Ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
	Asset (Liability)		Asset (Liability)
	$	$	$	$
Balance at beginning of period	(15,221)	(21,562)	(14,830)	(21,448)
Acquisition of Logitel	—	2,569	—	2,569
Settlement of liability	—	3,540	—	3,540
Gain included in Other (expense) income - net	15,221	161	14,830	47
Balance at end of period	—	(15,292)	—	(15,292)

b)	Financing Receivables
The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	June 30, 2016	December 31, 2015
			$	$
Direct financing leases	Payment activity	Performing	19,068	17,471